Capital Assets	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

12. Capital Assets

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Land and improvements	$129,582	$-	$129,582
Buildings and improvements	189,859	43,146	146,713
Vehicles and equipment	664,157	315,971	348,186
Containers and compactors	284,720	141,497	143,223
Furniture, fixtures and computer equipment	26,020	17,666	8,354
	$1,294,338	$518,280	$776,058

		December 31, 2010
	Cost	Accumulated amortization	Net book value

Land and improvements	$126,851	$-	$126,851
Buildings and improvements	176,841	33,789	143,052
Vehicles and equipment	593,449	251,603	341,846
Containers and compactors	252,604	113,145	139,459
Furniture, fixtures and computer equipment	20,669	13,590	7,079
	$1,170,414	$412,127	$758,287

Capitalized interest for the year ended December 31, 2011 amounted to $12 (2010 - $97).